Expense Example - Putnam Sustainable Future Fund	Apr. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 673
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	1,751
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	1,887
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	1,532
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	955
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	$ 822